Management's consideration of going concern matters	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Managements Consideration of Going Concern Matters [Abstract]
Managements Consideration of Going Concern Matters [Text Block]

Note 2: Management's consideration of going concern matters

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has sustained substantial loses from operations in recent years, and such losses have continued through the unaudited quarter ended March 31, 2012.

At March 31, 2012, we had cash and cash equivalents of $1,933,000, a decrease of $1,123,000 from December 31, 2011. The Company has incurred net losses since inception, including a net loss of $1,544,000 during the quarter ended March 31, 2012 and had an accumulated deficit of approximately $115,055,000 at March 31, 2012.

Based upon management's projections, we will require additional capital to continue commercialization of the Company’s power and water technologies (the “Technologies”) and to support current operations. The Company had a working capital deficit of $5,752,000 at March 31, 2012. Any change to management projections will increase or decrease this deficit. In addition, the Company may be subject to tax liens if it cannot abide by the terms of the Offer in Compromise approved by the Internal Revenue Service to satisfactorily settle outstanding payroll tax liabilities (see Note 8). Management is considering several alternatives for mitigating these conditions.

These uncertainties raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time. The financial statements included in this Form 10-Q have been prepared on a going concern basis and as such do not include any adjustments that might result from the outcome of this uncertainty.

Management successfully completed a program to eliminate the Company’s outstanding secured debt in 2011 and is actively seeking to raise substantial capital through additional equity or debt financing that will allow the Company to operate until it becomes cash flow positive from operations. Management is also actively pursuing commercial contracts to generate operating revenue. Management has determined that the financial success of the Company is largely dependent upon the Company’s ability to collaborate with financially sound third parties to pursue projects involving the Technologies.

As more fully described in Note 6, on January 10, 2012, the Company received proceeds totaling $498,000, net of issuance costs, from the exercise of an aggregate of 5,633,344 warrants at an exercise price of $0.095 per share.

Note 2: Management's consideration of going concern matters

The Company has incurred net losses since inception and will require substantial additional capital to continue commercialization of the Company’s power and water technologies (the “Technologies”) and to fund the Company’s liabilities, which included accounts payable of $2.64 million, convertible debt of approximately $2.8 million, accrued payroll taxes of $599,000 (see Note 12), derivative liabilities of $807,000 and approximately $1.4 million of other liabilities at December 31, 2011. In addition, the Company may be subject to tax liens if it cannot satisfactorily settle the outstanding payroll tax liabilities and may also face criminal and/or civil action with respect to the impact of the payroll tax matters (see Note 12).  The consolidated financial statements have been prepared assuming the Company will continue as a going concern, realizing assets and liquidating liabilities in the ordinary course of business and do not reflect any adjustments that might result from the outcome of the aforementioned uncertainties. Management is considering several alternatives for mitigating these conditions.

Management is actively seeking to raise substantial working capital through additional equity or debt financing that will allow the Company to operate until it becomes cash flow positive from operations. Management is also actively pursuing commercial contracts to generate operating revenue. Management has determined that the financial success of the Company is primarily dependent upon the Company’s ability to collaborate with financially sound third parties to pursue projects involving the Technologies.

Management has undertaken and successfully completed a program to reduce the Company’s outstanding debt as follows:

As more fully described in Note 5, the Company entered into Note Amendment and Forbearance Agreements in January 2011 with the holders of the CASTion Notes originally due May 31, 2010. As part of these agreements, the Company issued amended CASTion Notes that extended the maturity date until February 29, 2012.

As more fully described in Note 5, on February 25, 2011, the Company entered into a Note Extension and Amendment Agreement with the holders of the Company’s 2010 Bridge Notes. The Note Extension and Amendment Agreement extended the maturity date of the 2010 Bridge Notes to February 29, 2012 and increased the interest rate on these Notes from 3% per annum to 10%.

As more fully described in Note 5, the Company entered into a Bridge Loan and Warrant Amendment Agreement with certain investors on June 17, 2011 pursuant to which the Company received proceeds totaling approximately $2.9 million. The Bridge Loan and Warrant Amendment Agreement was amended on July 12, 2011 to provide for an additional $1.6 million of funding, bringing the total proceeds to approximately $4.5 million (the “2011 Bridge Loans”).

On July 1, 2011, the Company used approximately $1.6 million of these proceeds to pay down the principal balance of the CASTion Notes as described above. Per the terms of the CASTion Notes, as amended, in the event the Company makes any payments of principal or accrued interest on or before July 5, 2011, an equal amount of such payment shall automatically convert into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share and Warrants for the purchase of the Company’s Common Stock equal to that number of shares of the Company’s Common Stock determined by dividing 200% of the amount of principal and interest converted by $0.30. Accordingly, on July 1, 2011, the Company issued 653,439 shares of its Series B Convertible Preferred Stock and Warrants for the purchase of 10,455,024 shares of its Common Stock. As a result, the amended CASTion Notes were considered to be repaid in full.

Consequently, per the terms of the amended 2010 Bridge Loan Agreement, as described above, the repayment of the CASTion Notes triggered the Company’s right to convert the entire outstanding balance of principal and interest on the 2010 Bridge Notes (approximately $4.5 million) into shares of Series B Convertible Preferred Stock. The Company effected this conversion on August 11, 2011.

Also on August 11, 2011, upon satisfaction of all of the conditions set forth in the 2011 Bridge Loan and Warrant Amendment Agreement, the holders of the 2011 Bridge Loans exercised all of the Warrants in accordance with the 2011 Bridge Loan and Warrant Amendment Agreement and surrendered all of the 2011 Bridge Loans in payment of the exercise price for the purchase under the Warrants of an aggregate of 3,469,387 shares of Series B Convertible Preferred Stock at a price of $1.30 per share.

As more fully described in Note 5, the Company entered into a Bridge Loan Agreement with certain investors on December 2, 2011 pursuant to which the Company received proceeds totaling $1.25 million.

As more fully described in Note 6, on December 30, 2011, the Company received proceeds totaling $2,436,000, net of issuance costs, from the exercise of an aggregate of 27.7 million warrants at an exercise price of $0.095 per share.

As more fully described in Note 6, on January 10, 2012, the Company received proceeds totaling $498,000, net of issuance costs, from the exercise of an aggregate of 5,633,344 warrants at an exercise price of $0.095 per share.